Organization and Principal Activities (Information of Major Subsidiaries and VIEs) (Details)	12 Months Ended
Jun. 30, 2016
Beijing Wangpin Consulting Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	May 29, 2000
Percentage of Direct Ownership	90.00%	[1]
Principal Activities	Online recruitment
Zhilian Yipin (Beijing) Technology Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Aug. 22, 2008
Percentage of Direct Ownership	100.00%
Principal Activities	Software development and technical services
Zhilian Wangpin (Beijing) Technology Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Feb. 17, 2006
Percentage of Direct Ownership	100.00%
Principal Activities	Software development and technical services
Wangpin Information Consulting (Shanghai) Company Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Mar. 22, 2000
Percentage of Direct Ownership	100.00%
Principal Activities	Dormant
Guangdong Zhilian Culture & Media Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Nov. 26, 2007
Percentage of Direct Ownership	100.00%
Principal Activities	Online recruitment
Jobs DB China Investments Limited [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	Hong Kong
Date of Incorporation/ Acquisition	Jun. 20, 2014
Percentage of Direct Ownership	100.00%
Principal Activities	Investment holding	[2]
Shanghai Ruipin [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Feb. 23, 2016
Percentage of Direct Ownership	75.00%
Principal Activities	Software development and technical services	[3]
Beijing Zhilian Sanke Human Resources Service Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Apr. 29, 1997
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment
Wuhan Zhilian Rencai Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Oct. 31, 2003
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment	[5]
Shenyang Zhilian Wangpin Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Jan. 13, 2005
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising
Harbin Zhilian Wangcai Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Jan. 07, 2008
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising
Shenyang Zhilian Recruitment Service Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	May 09, 2007
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment	[5]
Dalian Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Nov. 24, 2005
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[5]
Hangzhou Wangpin Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Apr. 24, 2006
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[5]
Fuzhou Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Nov. 26, 2007
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[5],[6]
Xiamen Zhilian Wangpin Commercial Service Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Mar. 14, 2008
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Business services	[5]
Guangzhou Houbo Information Technology Co., Ltd ("Houbo") [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Jun. 20, 2014
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Software development and technical services	[2]
Shenzhen Xijier Human Resources Co., Ltd ("Shenzhen Xijier") [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/ Establishment	PRC
Date of Incorporation/ Acquisition	Jun. 20, 2014
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment	[2]

[1]	Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).
[2]	These entities were acquired as part of CJOL business in June 2014. See Note 16 - "BUSINESS COMBINATION".
[3]	This entity was acquired by Zhilian Wangpin (Beijing) Technology Co., Ltd in February, 2016. See Note 16 - "BUSINESS COMBINATION".
[4]	The Company is the primary beneficiary for these variable interest entities. Accordingly, the results of operations, financial position and cash flows of these entities have been consolidated in the Group's consolidated financial statements (see Note 2).
[5]	The Company is in the process of transferring the business operations of 6 VIEs to Beijing Wangpin in preparation for the liquidation of the 6 VIEs as of June 30, 2016.
[6]	This entity was liquidated in July 2016. See Note 22 - "SUBSEQUENT EVENTS".